Research and Development expenses	12 Months Ended
Dec. 31, 2024
Research and Development expenses
Research and Development expenses

23.Research and Development expenses

Research and development expenses consist primarily of product development, engineering to develop and support our products, testing, consulting services and other costs associated with the next generation of the Genio® system. These expenses primarily include employee compensation, consulting and contractor’s fees and outsourced development expenses.

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Staff costs	13,118	13,803	11,074
Consulting and contractors’ fees	6,458	2,762	2,623
Q&A regulatory	354	263	263
Depreciation and amortization expense	1,428	1,314	1,014
Travel	1,282	1,179	862
Manufacturing and outsourced development	8,586	6,458	4,986
Clinical studies	6,102	4,929	8,568
Other expenses	1,225	1,674	1,618
IP costs	44	941	440
IT	637	1,802	—
Capitalized costs	(4,909)	(8,474)	(15,587)
Total research and development expenses	34,325	26,651	15,861

Before capitalization of €4.9 million for the year ended December 31, 2024 and €8.5 million for the year ended December 31, 2023, research and development expenses increased by €4.1 million or 11.7 % from €35.1 million for the year ended December 31, 2023, to €39.2 million for the year ended December 31, 2024. This increase was primarily driven by higher R&D activities and clinical expenses, mainly reflected in the ‘Consulting and contractors’ fees’ line, along with an overall rise in manufacturing and outsourced development costs, which includes a €1.9 million cost to further develop our strategic R&D projects. These impacts were partially offset by lower manufacturing expenses due to higher inventory value resulting from yield improvements. Additionally, the increase was mitigated by a reduction in IT costs following the initiation of a new ERP implementation in 2023.

Before capitalization of €8.5 million for the year ended December 31, 2023 and €15.6 million for the year ended December 31, 2022, research and development expenses increased by €3.7 million or 11.7 % from €31.4 million for the year ended December 31, 2022, to €35.1 million for the year ended December 31, 2023, due to the combined effect of higher manufacturing and R&D activities and clinical expenses. This increase is mainly in staff and consulting costs and in manufacturing and outsourced development to support those activities, this increase was partly offset by a decrease in clinical study activities due to Dream Study. The IT costs amounting to €1.8 million consist of €1.6 million related to the start of a new ERP implementation